AB Variable Products Series Fund, Inc.

AB Value Portfolio

Portfolio of Investments

March 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.6%
Financials - 21.6%
Banks - 11.3%
Bank of America Corp.	81,429	$2,246,626
Comerica, Inc.	7,893	578,715
Wells Fargo & Co.	53,516	2,585,893
Zions Bancorp NA	19,762	897,392

		6,308,626

Consumer Finance - 4.6%
Capital One Financial Corp.	7,867	642,655
OneMain Holdings, Inc.	12,222	388,049
Synchrony Financial	47,021	1,499,970

		2,530,674

Insurance - 5.7%
Everest Re Group Ltd.	5,097	1,100,748
Fidelity National Financial, Inc.	31,590	1,154,614
Reinsurance Group of America, Inc.-Class A	6,260	888,795

		3,144,157

		11,983,457

Health Care - 13.5%
Biotechnology - 1.9%
Gilead Sciences, Inc.	16,263	1,057,258

Health Care Providers & Services - 2.1%
Cigna Corp. (a)	7,291	1,172,539

Pharmaceuticals - 9.5%
Novo Nordisk A/S (Sponsored ADR)	27,524	1,439,780
Pfizer, Inc.	46,638	1,980,716
Roche Holding AG (Sponsored ADR)	38,020	1,307,508
Teva Pharmaceutical Industries Ltd. (Sponsored ADR) (a)	33,952	532,367

		5,260,371

		7,490,168

Information Technology - 12.2%
Communications Equipment - 4.9%
Finisar Corp. (a)	17,468	404,734
Juniper Networks, Inc.	45,514	1,204,756
Nokia Oyj (Sponsored ADR)-Class A	198,141	1,133,366

		2,742,856

Software - 5.6%
Oracle Corp.	57,372	3,081,450

Technology Hardware, Storage & Peripherals - 1.7%
NCR Corp. (a)	12,664	345,600
Xerox Corp.	18,664	596,875

		942,475

		6,766,781

Company	Shares	U.S. $ Value
Energy - 10.4%
Energy Equipment & Services - 1.7%
Dril-Quip, Inc. (a)	6,985	$320,262
RPC, Inc.	54,044	616,642

		936,904

Oil, Gas & Consumable Fuels - 8.7%
Cimarex Energy Co.	5,947	415,695
Devon Energy Corp.	21,579	681,033
EOG Resources, Inc.	19,356	1,842,304
Hess Corp.	13,663	822,923
Marathon Petroleum Corp.	18,074	1,081,729

		4,843,684

		5,780,588

Communication Services - 9.0%
Media - 6.8%
Charter Communications, Inc.-Class A (a)	3,070	1,065,014
Comcast Corp.-Class A	63,530	2,539,929
Fox Corp.-Class A (a)	4,695	172,353

		3,777,296

Wireless Telecommunication Services - 2.2%
T-Mobile US, Inc. (a)	17,548	1,212,567

		4,989,863

Consumer Staples - 7.6%
Beverages - 2.6%
PepsiCo, Inc.	11,994	1,469,864

Food & Staples Retailing - 1.5%
US Foods Holding Corp. (a)	24,002	837,910

Tobacco - 3.5%
British American Tobacco PLC (Sponsored ADR)	11,945	498,345
Philip Morris International, Inc.	16,299	1,440,669

		1,939,014

		4,246,788

Consumer Discretionary - 6.8%
Auto Components - 2.5%
Lear Corp.	3,264	442,957
Magna International, Inc.-Class A	19,759	962,066

		1,405,023

Specialty Retail - 2.5%
Gap, Inc. (The)	27,515	720,343
Michaels Cos., Inc. (The) (a)	34,366	392,460
Signet Jewelers Ltd.	10,040	272,686

		1,385,489

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 1.8%
Capri Holdings Ltd. (a)	9,466	$433,070
Skechers U.S.A., Inc.-Class A (a)	16,402	551,271

		984,341

		3,774,853

Utilities - 6.0%
Electric Utilities - 4.3%
American Electric Power Co., Inc.	18,867	1,580,111
NextEra Energy, Inc.	4,226	816,971

		2,397,082

Multi-Utilities - 1.7%
NiSource, Inc.	32,673	936,408

		3,333,490

Industrials - 4.9%
Aerospace & Defense - 3.1%
Raytheon Co.	9,381	1,708,093

Airlines - 1.8%
Alaska Air Group, Inc.	9,210	516,865
JetBlue Airways Corp. (a)	31,748	519,397

		1,036,262

		2,744,355

Real Estate - 4.4%
Equity Real Estate Investment Trusts (REITs) - 4.4%
CubeSmart	14,360	460,094
Mid-America Apartment Communities, Inc.	10,782	1,178,796
Sun Communities, Inc.	6,763	801,551

		2,440,441

Materials - 3.2%
Chemicals - 2.4%
Mosaic Co. (The)	30,489	832,654
Westlake Chemical Corp.	7,474	507,186

		1,339,840

Metals & Mining - 0.8%
Alcoa Corp. (a)	16,421	462,416

		1,802,256

Total Common Stocks (cost $50,958,208)		55,353,040

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio-Class AB, 2.38% (b)(c)(d) (cost $361,182)	361,182	$361,182

Total Investments - 100.2% (cost $51,319,390) (e)		55,714,222
Other assets less liabilities - (0.2)%		(120,315)

Net Assets - 100.0%		$55,593,907

(a)	Non-income producing security.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)

As of March 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,589,496 and gross unrealized depreciation of investments was $(4,194,664), resulting in net unrealized appreciation of $4,394,832.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Variable Products Series Fund, Inc.

AB Value Portfolio

March 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$55,353,040		$	– 0	–	$	– 0	–	$55,353,040
Short-Term Investments	361,182			– 0	–		– 0	–	361,182

Total Investments in Securities	55,714,222			– 0	–		– 0	–	55,714,222
Other Financial Instruments (b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$55,714,222		$	– 0	–	$	– 0	–	$55,714,222

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2019 is as follows:

Fund	Market Value 12/31/18 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$2	$3,755	$3,396	$361	$1
Government Money Market Portfolio*	46	6,312	6,358	0	2

Total	$48	$10,067	$9,754	$361	$3

*	Investments of cash collateral for securities lending transactions.